Summary of Significant Accounting Policies (Details) - Schedule of Financial Instruments - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial assets
Cash and cash equivalents	$ 8,167	$ 25,823
Available-for-sale securities	12,080	10,477
Held-to-maturity securities	259	323
Loans held for sale		153
Loans receivable - net	293,530	271,994
Federal Home Loan Bank stock
Accrued interest receivable	902	649
Financial liabilities
Deposits	225,571	239,834
Federal Home Loan Bank advances	69,863	33,688
Advances by borrowers for taxes and insurance	793	766
Accrued interest payable	70	12
Carrying value [Member]
Financial assets
Cash and cash equivalents	8,167	25,823
Available-for-sale securities	12,080	10,477
Held-to-maturity securities	274	339
Loans held for sale		152
Loans receivable - net	313,807	274,583
Federal Home Loan Bank stock	4,623	6,498
Accrued interest receivable	902	649
Financial liabilities
Deposits	226,309	239,857
Federal Home Loan Bank advances	70,087	34,066
Advances by borrowers for taxes and insurance	793	766
Accrued interest payable	70	12
Level 1 [Member]
Financial assets
Cash and cash equivalents	8,167	25,823
Available-for-sale securities
Held-to-maturity securities
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Deposits	88,994	115,152
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Level 2 [Member]
Financial assets
Cash and cash equivalents
Available-for-sale securities	12,080	10,477
Held-to-maturity securities	259	323
Loans held for sale		153
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable	902	649
Financial liabilities
Deposits	136,577	124,682
Federal Home Loan Bank advances	69,863	33,688
Advances by borrowers for taxes and insurance	793	766
Accrued interest payable	70	12
Level 3 [Member]
Financial assets
Cash and cash equivalents
Available-for-sale securities
Held-to-maturity securities
Loans receivable - net	293,530	271,994
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable